Ordinary shares, preference shares and other equity - Called up share capital, allotted and fully paid and other equity instruments (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2021		Dec. 31, 2020
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		£ 53,710	[1]	£ 50,615
Ending balance, equity	[1]	56,317		53,710
Total share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,348		2,348
AT1 securities issuance		0		0
AT1 securities redemption				0
Ending balance, equity		2,348		2,348
Total share capital | Ordinary share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		2,342		2,342
AT1 securities issuance		0		0
AT1 securities redemption				0
Ending balance, equity		2,342		2,342
Total share capital | Preference share capital
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity		6		6
AT1 securities issuance		0		0
AT1 securities redemption				0
Ending balance, equity		6		6
Other equity instruments
Reconciliation of equity instruments [Roll Forward]
Beginning balance, equity	[2]	8,621		8,323
AT1 securities issuance		1,072		1,134
AT1 securities redemption				(836)
Ending balance, equity	[2]	£ 9,693		£ 8,621

[1]	2021 financial metrics have been restated to reflect the over-issuance of securities under the Company's 2019 F-3. See Restatement of financial statements (Note 1a) on page 118 for further details.
[2]	For further details refer to Note 27.